Fair Value Measurements - Narrative (Details) - Expected term (years) - yr	Dec. 31, 2021	Aug. 26, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.00	10.00
Contingent earnout liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10